As filed with the Securities and Exchange Commission on January 28, 2000.

                                                                      File Nos.
                                                                       33-39088
                                                                       811-6243

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.

  Post-Effective Amendment No.   38                           (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.   41                                          (X)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

              777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404 (Address of
             Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (650) 312-2000

        MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on February 1, 2000 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's FSS1 prospectus dated September 1, 1999, and Statement of Additional Information dated September 1, 1999, as amended January 1, 2000, as filed with the Securities and Exchange Commission under Form Type 497 on September 7, 1999, and December 20, 1999, respectively (File Nos. 033-39088 and 811-6243), are hereby incorporated by reference.

o FSS1 P-3

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                              TO THE PROSPECTUS OF

                            FRANKLIN STRATEGIC SERIES
        (FSS1 - FRANKLIN AGGRESSIVE GROWTH, BLUE CHIP, CALIFORNIA GROWTH,
          LARGE CAP GROWTH, MIDCAP GROWTH AND SMALL CAP GROWTH FUNDS)
                             DATED SEPTEMBER 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the Blue Chip Fund offers three classes of shares:
Class A, Class B and Class C.

II. The following new section is added after the "Management" section for the Aggressive Growth Fund:

FINANCIAL HIGHLIGHTS [Insert graphic of dollar bill]

This table presents the fund's financial performance since its inception.

                                                             OCTOBER 31, 1999
CLASS A                                                       (UNAUDITED) 1,2
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                                10.00
                                                                    -------
 Net investment loss                                                 (.02)
 Net realized and unrealized gains                                   6.41
                                                                    -------
Total from investment operations                                     6.39
                                                                    -------
Net asset value, end of period                                      16.39
                                                                    =======
Total return (%)3                                                   63.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period($ x 1,000)                            11,363
Ratios to average net assets: (%)
 Expenses                                                            1.23 4
 Expenses excluding waiver and
  payments by affiliate                                              1.61 4
 Net investment loss                                                 (.44)4
Portfolio turnover rate (%)                                         91.19

                                                          OCTOBER 31, 1999
CLASS B                                                   (UNAUDITED)1,2
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                                10.00
                                                                    ------
 Net investment loss                                                 (.05)
 Net realized and unrealized gains                                   6.44
                                                                    ------
Total from investment operations                                     6.39
                                                                    ------
Net asset value, end of period                                      16.39
                                                                    ======
Total return (%)3                                                   63.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            1,494
Ratios to average net assets: (%)
 Expenses                                                            1.80 4
 Expenses excluding waiver and
  payments by affiliate                                              2.18 4
 Net investment loss                                                (1.05)4
Portfolio turnover rate (%)                                         91.19

                                                          OCTOBER 31, 1999
CLASS C                                                   (UNAUDITED)1,2
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                                10.00
                                                                   -------
 Net investment loss                                                 (.05)
 Net realized and unrealized gains                                   6.43
                                                                   -------
Total from investment operations                                     6.38
                                                                   -------
Net asset value, end of period                                      16.38
                                                                   =======
Total return (%)3                                                   63.80

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                            3,999
Ratios to average net assets: (%)
 Expenses                                                            1.83 4
 Expenses excluding waiver and
  payments by affiliate                                              2.21 4
 Net investment loss                                                (1.11)4
Portfolio turnover rate (%)                                         91.19

1. Based on average shares outstanding.
2. For the period June 23, 1999 (effective date) to October 31, 1999.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.

III. The section "Performance" for the Blue Chip Fund, found on page 12, is replaced with the following:

PERFORMANCE [Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past three calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS1

[Begin callout]
BEST
QUARTER:

Q4 '99
20.63%

WORST
QUARTER:

Q3 '98
-10.85%
[End callout]

--------------------------------------------------------------------------------
           7.45%                      18.24%                    34.62%
--------------------------------------------------------------------------------
            97                          98                        99
--------------------------------------------------------------------------------

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                SINCE INCEPTION
                                                    (6/3/96)
                                    1 YEAR
-----------------------------------------------------------------

Blue Chip Fund2                      26.87%          16.00%
S&P 500 Index3,4                     21.04%          26.58%
MSCI World Index4,5                  25.34%          20.33%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. The S&P 500 Index is replacing the MSCI World Index as the fund's benchmark. The manager believes the composition of the S&P 500 Index provides a more appropriate comparison to the fund's current portfolio because the fund now has a more domestic focus. The MSCI World Index may be excluded from this comparison in the future.
5. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

IV. The section "Fees and Expenses" for the Blue Chip Fund, found on page 13, is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A       CLASS B1     CLASS C1
-------------------------------------------------------------------------------

Maximum sales charge (load) as a          5.75%        4.00%        1.99%
percentage of offering price
 Load imposed on purchases                5.75%        None         1.00%
 Maximum deferred sales charge (load)     None 2        4.00% 3     0.99% 4
Exchange fee5                            $5.00         $5.00        $5.00

Please see "Choosing a Share Class" on page 49 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            CLASS A    CLASS B 1   CLASS C 1
----------------------------------------------------------------------------

Management fees6                             0.75%      0.75%       0.75%
Distribution and service (12b-1) fees        0.30%      1.00%       1.00%
Other expenses                               0.46%      0.46%       0.46%
                                             -------------------------------
Total annual fund operating expenses6        1.51%      2.21%       2.21%
                                             ===============================

1. The fund began offering Class B and C shares on February 1, 2000. Annual fund operating expenses for Class B and C are based on the expenses for Class A for the fiscal year ended April 30, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under the respective Rule 12b-1 plan for Class B and C.
2. Except for investments of $1 million or more (see page 50) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
5. This fee is only for market timers (see page 62).
6. For the fiscal year ended April 30, 1999, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.49% and total annual fund operating expenses were 1.25% for Class A, and would have been 1.95% for Class B and C. The manager may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
If you sell your shares at the end of the period:

CLASS A                                   $7201   $1,026    $1,353    $2,277
CLASS B                                    $624     $991    $1,385    $2,367 2
CLASS C                                    $420     $784    $1,273    $2,619
If you do not sell your shares:
CLASS B                                    $224     $691    $1,185    $2,367 2
CLASS C                                    $322     $784    $1,273    $2,619
--------------------------------------------------------------------------------

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

V. The following information is added to the section "Financial Highlights" for the Blue Chip Fund, found on page 15:

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 1999
                                                  (UNAUDITED)1
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                     14.41
                                                        -------
Net realized and unrealized gains                         1.08
                                                        -------
Net asset value, end of period                           15.49
                                                        =======
Total return (%)2                                         7.49

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                74,779
Ratios to average net assets: (%)
 Expenses                                                 1.25 3
 Expenses excluding waiver and
  payments by affiliate                                   1.39 3
 Net investment loss                                      (.06)3
Portfolio turnover rate (%)                              29.38

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

VI. The section "Performance" for the California Fund, found on page 19, is replaced with the following:

PERFORMANCE [Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past eight calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Begin callout]
BEST
QUARTER:

Q4 '99
56.36%

WORST
QUARTER:

Q3 '98
-15.27%
[End callout]

--------------------------------------------------------------------------------
  5.50%     17.57%    16.53%    47.63%    30.44%    15.70%    10.72%    95.17%

    92        93        94        95        96        97        98        99
--------------------------------------------------------------------------------
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                      SINCE
                                                                    INCEPTION
                                         1 YEAR        5 YEARS      (10/30/91)
--------------------------------------------------------------------------------

California Fund - Class A2               83.97%         35.33%         26.35%
S&P 500 Index3                           21.04%         28.56%         20.24%
Franklin California 250 Index4           75.20%         36.83%         25.66%

                                                                      SINCE
                                                                    INCEPTION
                                                        1 YEAR      (01/01/99)
--------------------------------------------------------------------------------

California Fund - Class B2                              89.59%         89.59%
S&P 500 Index3                                          21.04%         21.04%
Franklin California 250 Index4                          75.20%         75.20%

                                                                       SINCE
                                                                     INCEPTION
                                                         1 YEAR       (9/3/96)
--------------------------------------------------------------------------------

California Fund - Class C2                               90.91%         36.30%
S&P 500 Index3                                           21.04%         29.63%
Franklin California 250 Index4                           75.20%         39.99%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. The unmanaged Franklin California 250 Growth Index consists of the 250 largest California based companies on an equal weighted basis chosen to approximate the business segment weightings of the California economy. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

VII. The following information is added to the section "Financial Highlights" for the California Fund, which begins on page 24:

                                                        SIX MONTHS ENDED
                                                        OCTOBER 31, 1999
CLASS A                                                 (UNAUDITED)1
---------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                         25.82
                                                  -------------------------
 Net investment income                                         .01
 Net realized and unrealized gains                            8.25
                                                  -------------------------
Total from investment operations                              8.26
                                                  -------------------------
 Distributions from net investment
  income                                                      (.06)
 In excess of net investment income                           (.02)
                                                  -------------------------
Total distributions                                           (.08)
                                                  =========================
Net asset value, end of period                               34.00
                                                  =========================
Total return (%)2                                            32.10

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 1,063,395
Ratios to average net assets: (%)
 Expenses                                                      .96 3
 Net investment income                                         .04 3
Portfolio turnover rate (%)                                  38.20

                                                            SIX MONTHS ENDED
                                                            OCTOBER 31, 1999
CLASS B                                                       (UNAUDITED)1
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              25.75
                                                        -----------------------
 Net investment loss                                               (.10)
 Net realized and unrealized gains                                 8.20
                                                        -----------------------
Total from investment operations                                   8.10
                                                        -----------------------
 Distributions from net investment
  income                                                           (.06)
 In excess of net investment income                                (.01)
                                                        -----------------------
Total distributions                                                (.07)
                                                        =======================
Net asset value, end of period                                    33.78
                                                        =======================
Total return (%)2                                                 31.58

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                         10,469
Ratios to average net assets: (%)
 Expenses                                                          1.71 3
 Net investment loss                                               (.68)3
Portfolio turnover rate (%)                                       38.20

                                                            SIX MONTHS ENDED
                                                            OCTOBER 31, 1999
CLASS C                                                       (UNAUDITED)1
-------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              25.63
                                                        -----------------------
 Net investment loss                                               (.10)
 Net realized and unrealized gains                                 8.20
                                                        -----------------------
Total from investment operations                                   8.10
                                                        -----------------------
 Distributions from net investment
  income                                                           (.02)4
                                                        -----------------------
Net asset value, end of period                                    33.71
                                                        =======================
Total return (%)2                                                 31.62

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                        214,780
Ratios to average net assets: (%)
 Expenses                                                          1.71 3
 Net investment loss                                               (.72)3
Portfolio turnover rate (%)                                       38.20

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.
4. Includes distributions in excess of net investment income in the amount of $.004.

VIII. The following new section is added after the "Management" section for the Large Cap Fund:

FINANCIAL HIGHLIGHTS [Insert graphic of dollar bill]

This table presents the fund's financial performance since its inception.

                                                        OCTOBER 31, 1999
CLASS A                                                  (UNAUDITED)1,2
----------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                           10.00
                                                      ----------------------
 Net investment loss                                            (.01)
 Net realized and unrealized gains                              1.24
                                                      ----------------------
Total from investment operations                                1.23
                                                      ----------------------
Net asset value, end of period                                 11.23
                                                      ======================
Total return (%)3                                              12.30

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       6,040
Ratios to average net assets: (%)
 Expenses                                                       1.21 4
 Expenses excluding waiver and
  payments by affiliate                                         1.71 4
 Net investment loss                                            (.31)4
Portfolio turnover rate (%)                                    52.60

                                                      OCTOBER 31, 1999
CLASS B                                               (UNAUDITED)1,2
----------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                           10.00
                                                      ----------------------
 Net investment loss                                            (.04)
 Net realized and unrealized gains                              1.24
                                                      ----------------------
Total from investment operations                                1.20
                                                      ======================
Net asset value, end of period                                 11.20
                                                      ======================
Total return (%)3                                              12.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                         976
Ratios to average net assets: (%)
 Expenses                                                       1.85 4
 Expenses excluding waiver and
  payments by affiliate                                         2.35 4
 Net investment loss                                            (.94)4
Portfolio turnover rate (%)                                    52.60

                                                         OCTOBER 31, 1999
CLASS C                                                  (UNAUDITED)1,2
----------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                           10.00
                                                      ----------------------
 Net investment loss                                            (.04)
 Net realized and unrealized gains                              1.23
                                                      ----------------------
Total from investment operations                                1.19
                                                      ======================
Net asset value, end of period                                 11.19
                                                      ======================
Total return (%)3                                              11.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       6,750
Ratios to average net assets: (%)
 Expenses                                                       1.86 4
 Expenses excluding waiver and
  payments by affiliate                                         2.36 4
 Net investment loss                                            (.97)4
Portfolio turnover rate (%)                                    52.60

1. Based on average shares outstanding.
2. For the period June 7, 1999 (effective date) to October 31, 1999.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.

IX. The section "Performance" for the MidCap Fund, found on page 35, is replaced with the following:

PERFORMANCE  [Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past six calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS1
[Begin callout]
BEST
QUARTER:

Q4 '99
46.08%

WORST
QUARTER:

Q3 '98
-23.19%
[End callout]

--------------------------------------------------------------------------------
    -2.90%        33.07%       23.47%       14.94%        -1.84%       54.32%

      94            95           96           97            98           99
--------------------------------------------------------------------------------

                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                      SINCE
                                                                   INCEPTION
                                         1 YEAR        5 YEARS      (8/17/93)
--------------------------------------------------------------------------------

MidCap Fund2                               45.44%       22.47%        17.57%
S&P 500 Index3                             21.04%       28.56%        22.66%
S&P MidCap 400 Index4                      14.72%       23.05%        18.03%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains. June 1, 1996, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Source: Standard & Poor's(R) Micropal. The unmanaged S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

X. The following information is added to the section "Financial Highlights" for the MidCap Fund, found on page 38:

                                                          SIX MONTHS ENDED
                                                          OCTOBER 31, 1999
                                                          (UNAUDITED)1
--------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                              16.15
                                                          ----------------------
 Net investment loss                                               (.02)
 Net realized and unrealized gains                                 2.18
                                                          ----------------------
Total from investment operations                                   2.16
                                                          ----------------------
 Distributions from net investment income                          (.02)
 In excess of net investment income                                (.02)
                                                          ----------------------
Total distributions                                                (.04)
                                                          ======================
Net asset value, end of period                                    18.27
                                                          ======================
Total return (%)2                                                 13.41

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                         40,535
Ratios to average net assets: (%)
 Expenses                                                          1.24 3
 Net investment loss                                               (.24)3
Portfolio turnover rate (%)                                       33.79

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

XI. The section "Performance" for the Small Cap Fund, which begins on page 42, is replaced with the following:

PERFORMANCE [Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past seven calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1
[BEGIN CALLOUT]
BEST
QUARTER:

Q4 '99
59.78%

WORST
QUARTER:

Q3 '98
-23.56%
[End callout]

--------------------------------------------------------------------------------
   21.77%      9.22%      42.20%      27.07%     15.78%     -0.02%      97.08%

     93          94         95          96         97         98          99
--------------------------------------------------------------------------------
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                                     SINCE
                                                                    INCEPTION
                                          1 YEAR       5 YEARS      (2/14/92)
-------------------------------------------------------------------------------

Small Cap Fund - Class A2                 85.73%         31.19%        24.83%
S&P 500 Index3                            21.04%         28.56%        20.23%
Russell 2500 Index4                       24.14%         19.43%        15.26%

                                                                    SINCE
                                                                  INCEPTION
                                                     1 YEAR       (10/2/95)
-------------------------------------------------------------------------------

Small Cap Fund - Class C2                            92.63%        27.70%
S&P 500 Index3                                       21.04%        26.39%
Russell 2500 Index4                                  24.14%        16.23%

1. Figures do not reflect sales charges. If they did, returns would be lower.
2. Figures reflect sales charges. All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Source: Standard & Poor's(R) Micropal. The Russell 2500 Index is an unmanaged group of 2,500 stocks of smaller capitalization companies. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

XII. The following information is added to the section "Financial Highlights" for the Small Cap Fund, found on page 46:

                                                       SIX MONTHS ENDED
                                                       OCTOBER 31, 1999
CLASS A                                                  (UNAUDITED)1
---------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                         24.65
                                                     ----------------------
 Net investment income                                         .01
 Net realized and unrealized gains                            6.44
                                                     ----------------------
Total from investment operations                              6.45
                                                     ======================
Net asset value, end of period                               31.10
                                                     ======================
Total return (%)2                                            26.17

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 5,754,813
Ratios to average net assets: (%)
 Expenses                                                      .91 3
 Net investment income                                         .06 3
Portfolio turnover rate (%)                                  17.18

                                                       SIX MONTHS ENDED
                                                       OCTOBER 31, 1999
CLASS C                                                  (UNAUDITED)1
---------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value, beginning of period                         24.32
                                                     ----------------------
 Net investment loss                                          (.09)
 Net realized and unrealized gains                            6.34
                                                     ----------------------
Total from investment operations                              6.25
                                                     ======================
Net asset value, end of period                               30.57
                                                     ======================
Total return (%)2                                            25.70

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                   993,786
Ratios to average net assets: (%)
 Expenses                                                     1.66 3
 Net investment loss                                          (.69)3
Portfolio turnover rate (%)                                  17.18

1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

XIII. The first paragraph of the section "Income and capital gains distributions" on page 47 is replaced with the following:

Each fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee any fund will pay dividends.

XIV. In the section "Choosing a Share Class", which begins on page 49, the first paragraph is replaced with the following:

The Aggressive Growth, California and Large Cap Funds each offer Class A, B and C shares. As of February 1, 2000, the Blue Chip Fund also offers Class A, B and C shares. The Small Cap Fund offers Class A and C shares and the MidCap Fund offers Class A shares. Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

XV. The section "Sales charge waivers" on page 54 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Plan Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

XVI. The following sentence is added after the minimum investments table on page 54:

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

XVII. In the Selling Shares table on page 60 the section "By Wire" is replaced with the following:

--------------------------------------------------------------------------------
[Insert graphic of three      You can call or write to have redemption proceeds
lightning bolts]              sent to a bank account. See the policies above
BY ELECTRONIC FUNDS           for selling shares by mail or phone.
TRANSFER (ACH)
                              Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                              If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
--------------------------------------------------------------------------------

XVIII. The section "Statements and reports" on page 61 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XIX. The section "Dealer compensation" on page 63 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                           CLASS A        CLASS B     CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                           -                 4.00         2.00
Investment under $50,000                 5.00              -            -
$50,000 but under $100,000               3.75              -            -
$100,000 but under $250,000              2.80              -            -
$250,000 but under $500,000              2.00              -            -
$500,000 but under $1 million            1.60              -            -
$1 million or more                       up to 1.00 1      -            -
12B-1 FEE TO DEALER                      0.252             0.253        1.004

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee. 2. The Aggressive Growth Fund, Blue Chip Fund, Large Cap Fund and MidCap Fund may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A. 4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

                     Please keep this supplement for future reference.


o FSS1 SA-3

                        SUPPLEMENT DATED FEBRUARY 1, 2000
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                            FRANKLIN STRATEGIC SERIES
        (FSS1 - FRANKLIN AGGRESSIVE GROWTH, BLUE CHIP, CALIFORNIA GROWTH,
           LARGE CAP GROWTH, MIDCAP GROWTH AND SMALL CAP GROWTH FUNDS)
               DATED SEPTEMBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information is amended as follows:

I. As of February 1, 2000, the Blue Chip Fund offers three classes of shares:
Class A, Class B and Class C.

II. The following is added at the end of the second paragraph on page 1:

 The unaudited financial statements in the funds' Semiannual Report to Shareholders, for the six-month period ended October 31, 1999, also are incorporated by reference.

III. In the section "Organization, Voting Rights and Principal Holders", the following changes are made:

 (a) The sixth paragraph is replaced with the following:

 The Blue Chip and California Funds currently offer three classes of shares, Class A, Class B and Class C. The Blue Chip Fund began offering Class B and C shares on February 1, 2000. The funds may offer additional classes of shares in the future. The full title of each class is:

 o Franklin Blue Chip Fund - Class A o Franklin Blue Chip Fund - Class B o Franklin Blue Chip Fund - Class C o Franklin California Growth Fund - Class A o Franklin California Growth Fund - Class B o Franklin California Growth Fund - Class C

 (b) The eighth paragraph is replaced with the following:

 The MidCap Fund offers only one share class. Because the MidCap Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the fund are considered Class A shares for redemption, exchange and other purposes. The fund may offer additional classes of shares in the future.

 (c) The following is added to the section:

 As of January 3, 2000, the principal shareholders of the funds, beneficial or of record, were:

                                             SHARE                PERCENTAGE
 NAME AND ADDRESS                            CLASS                    (%)
-------------------------------------------------------------------------------
 MIDCAP FUND

 Franklin Resources, Inc.1
 Corporate Accounting
 Attn: Michael Corcoran
 555 Airport Blvd., 4th Floor
 Burlingame, CA 94010                       Class A                   26

 SMALL CAP FUND

 First Union National Bank Ttee
 FBO Willis Coroon Corporation
 A/C 1040108756
 1525 West WT Harris Blvd
 NC-1151                                    Advisor
 Charlotte, NC 28288                         Class                     8

 The Northern Trust Company Trst
 For the Nalco Chemical Co Ret Trst
 50 S. LaSalle St.                          Advisor
 Chicago, IL 60675                           Class                     5

 Old Second National Bank
  of Aurora
 C/O Trust Operations Division
 37 South River St.                         Advisor
 Aurora, IL 60506-4173                       Class                     6

 Trust Company of Illinois
 45 S. Park Blvd., Ste. 315                 Advisor
 Glen Ellyn, IL 60137-6282                   Class                     7


                                             SHARE                PERCENTAGE
 NAME AND ADDRESS                            CLASS                    (%)
-------------------------------------------------------------------------------
 AGGRESSIVE GROWTH FUND

 Franklin Resources, Inc.1
 Corporate Accounting
 Attn: Michael Corcoran
 555 Airport Blvd., 4th Floor
 Burlingame, CA 94010                       Class B                    6

 FT Fund Allocator
 Conservative Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                     8

 FT Fund Allocator
 Moderate Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                    25

 FT Fund Allocator
 Growth Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                    47


                                             SHARE                PERCENTAGE
 NAME AND ADDRESS                            CLASS                    (%)
-------------------------------------------------------------------------------
 LARGE CAP FUND

 Franklin Resources, Inc.1
 Corporate Accounting
 Attn: Michael Corcoran
 555 Airport Blvd., 4th Floor
 Burlingame, CA 94010                       Class A                    7

 FTTC Ttee For Valuselect
 Pinnacle
 Attn: Trading
 P.O. Box 2438
 Rancho Cordova, CA 95741-2438              Class A                    7

 Franklin Resources, Inc.1
 Corporate Accounting
 Attn: Michael Corcoran
 555 Airport Blvd., 4th Floor
 Burlingame, CA 94010                       Class B                   16

 Painewebber for the Benefit of
  Painewebber CDN FBO
 Barbara C. Gillespie, Dec'd
 P.O. Box 3321
 Weehawken, NJ 07087-8154                   Class B                   18

 NFSC FEBO OBP-424994
 Anthony Doria Ttee
 Anthony Doria Family Trust
 U/A 7/11/94
 1805 Tanager Drive
 Costa Mesa, CA 92626                       Class B                    5


                                             SHARE                PERCENTAGE
 NAME AND ADDRESS                            CLASS                    (%)
-------------------------------------------------------------------------------
 Franklin Resources, Inc.1
 Corporate Accounting
 Attn: Michael Corcoran
 555 Airport Blvd., 4th Floor               Advisor
 Burlingame, CA 94010                        Class                     8

 FT Fund Allocator
 Conservative Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                    10

 FT Fund Allocator Moderate
 Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                    27

 FT Fund Allocator Growth
 Target Fund
 C/O Fund Accounting Dept.
 Kimberley Monasterio
 1810 Gateway, 3rd Flr.                     Advisor
 San Mateo, CA 94404-2470                    Class                    53

 1. Franklin Resources, Inc. is a Delaware Corporation.
 Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the trust, may be considered beneficial holders of the fund shares held by Franklin Resources, Inc. (Resources). As principal shareholders of Resources, they may be able to control the voting of Resources' shares of the MidCap, Aggressive Growth and Large Cap Funds.

 As of January 3, 2000, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each fund and class.

IV. In the section "The Class B and C plans", found on page 34 under "Distribution and service (12b-1) fees", the first paragraph is replaced with the following:

 Under the Class B and C plans, the funds pay Distributors up to 0.75% per year of the class's average daily net assets, payable monthly for the Aggressive Growth, Blue Chip, Large Cap and Small Cap Funds and the Class B plan of the California Fund and quarterly for the Class C plan of the California Fund, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The funds also may pay a servicing fee of up to 0.25% per year of the class's average daily net assets, payable monthly for the Aggressive Growth, Blue Chip, Large Cap and Small Cap Funds and the Class B plan of the California Fund and quarterly for the Class C plan of the California Fund. This fee may be used to pay securities dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the funds on behalf of customers, and similar servicing and account maintenance activities.

V. The following information is added to the applicable sections under "Performance", which begins on page 36:

 AVERAGE ANNUAL TOTAL RETURN

 The average annual total returns for the indicated periods ended October 31, 1999, were:

                                                                        SINCE
                          INCEPTION       1 YEAR        5 YEARS       INCEPTION
                            DATE            (%)           (%)            (%)
-------------------------------------------------------------------------------
 CLASS A

 Blue Chip Fund          06/03/96          21.00            -          12.49
 California Fund         10/30/91          52.76        26.98          21.84
 MidCap Fund             08/17/93          27.20        15.89          13.42
 Small Cap Fund          02/14/92          50.64        21.79          19.75

                                                                        SINCE
                                         INCEPTION      1 YEAR        INCEPTION
                                           DATE           (%)            (%)
-------------------------------------------------------------------------------
 CLASS C

 California Fund                        09/03/96        58.31          24.84
 Small Cap Fund                         10/02/95        56.12          18.21

 CUMULATIVE TOTAL RETURN

 The cumulative total returns for the indicated periods ended October 31, 1999, were:

                                                                        SINCE
                          INCEPTION       1 YEAR        5 YEARS       INCEPTION
                            DATE            (%)           (%)            (%)
-------------------------------------------------------------------------------
 CLASS A

 Aggressive Growth Fund  06/23/99              -            -          54.48
 Blue Chip Fund          06/03/96          21.00            -          49.54
 California Fund         10/30/91          52.76       230.18         385.79
 Large Cap Fund          06/07/99              -            -           5.84
 MidCap Fund             08/17/93          27.20       109.08         118.42
 Small Cap Fund          02/14/92          50.64       167.92         301.44

                                                                        SINCE
                                                       INCEPTION      INCEPTION
                                                         DATE            (%)
-------------------------------------------------------------------------------
 CLASS B

 Aggressive Growth Fund                              06/23/99          59.90
 California Fund                                     01/01/99          35.32
 Large Cap Fund                                      06/07/99           8.00

                                                                        SINCE
                                         INCEPTION      1 YEAR        INCEPTION
                                           DATE           (%)            (%)
-------------------------------------------------------------------------------
 CLASS C

 Aggressive Growth Fund                 06/23/99            -          61.19
 California Fund                        09/03/96        58.31         101.53
 Large Cap Fund                         06/07/99            -           9.80
 Small Cap Fund                         10/02/95        56.12          98.05


              Please keep this supplement for future reference.




                            FRANKLIN STRATEGIC SERIES
                              FILE NOS. 33-39088 &
                                    811-6243

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

PART C: OTHER INFORMATION

ITEM 23 EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

            (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii)    Certificate of Trust dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

      (b)   By-Laws

            (i)     Amended and Restated By-Laws as of April 25, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii)    Amendment to By-Laws dated October 27, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 27, 1996

            (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated
                    May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (xi) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999 Filing:
                    Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (xii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xiii) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton
                    Distributors, Inc., dated April 23, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (iv) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (v) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of all series except Franklin Strategic Income Fund dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (v) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated February 27, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (vi) Amendment dated September 16, 1999 to Exhibit A of the Master Custody Agreement

      (h)   Other Material Contracts

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (ii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (iv) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (v) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (i)   Legal Opinion

            (i)     Opinion and consent of counsel dated March 8, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995 Filing: Post-Effective Amendment No. 14 to Registration
                    Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
                    Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 5, 1995

            (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vi) Letter of Understanding for Franklin Blue Chip Fund dated May 24, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (vii)   Letter of Understanding for Franklin Biotechnology
                     Discovery Fund dated September 5, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (viii) Letter of Understanding for Franklin U.S. Long-Short Fund dated March 11, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ix) Letter of Understanding for Franklin Large Cap Growth Fund dated June 4, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (x) Letter of Understanding for Franklin Aggressive Growth Fund dated June 22, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (m)   Rule 12b-1 Plan

            (i) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated
                    September 3, 1996
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 1997

            (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

            (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998 Filing: Post-Effective Amendment No. 33 to Registration
                    Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998 Filing: Post-Effective Amendment No. 33 to Registration
                    Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (xiv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                   Filing Date: March 24, 1999

            (xv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Distributors, Inc. dated April 15, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xvi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class A, and Franklin Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xvii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund
                    - Class A, and Franklin Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xviii) Distribution Plan pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Franklin Large Cap Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xx) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class C, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (xxi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund - Class C, and Franklin/Templeton Distributors, Inc. dated May 18, 1999 Filing: Post-Effective Amendment No. 37 to Registration
                    Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (xxii) Form of Distribution Plan pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Franklin Blue Chip Fund - Class B, and Franklin/Templeton Distributors, Inc.

            (xxiii) Form of Distribution Plan pursuant to Rule 12b-1 between the
                    Registrant, on behalf of Franklin Blue Chip Fund - Class C, and Franklin/Templeton Distributors, Inc.

      (o)   Rule 18f-3 Plan

            (i) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (ii) Multiple Class Plan for Franklin California Growth Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (iii) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (vi) Multiple Class Plan for Franklin Strategic Income Fund dated February 18, 1999
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (vii) Multiple Class Plan for Franklin Large Cap Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (viii) Multiple Class Plan for Franklin Aggressive Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ix)    Form of Multiple Class Plan for Franklin Blue Chip Fund

      (p)   Power of Attorney

            (i) Power of Attorney for Franklin Strategic Series dated January 20, 2000

            (ii)    Certificate of Secretary dated January 27, 2000

ITEM 24     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None

ITEM 25.    INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a)    Franklin Advisers, Inc.

The officers and directors of the Registrant's manager Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27     PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28     LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30     UNDERTAKINGS

Not Applicable



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of January, 2000.


                                          FRANKLIN STRATEGIC SERIES
                                          (Registrant)

                                          By:   RUPERT H. JOHNSON, JR.
                                                Rupert H. Johnson, Jr.
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer
Rupert H. Johnson, Jr.                   and Trustee
                                         Dated: January 27, 2000

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated: January 27, 2000

KIMBERLEY H. MONASTERIO*                 Principal Accounting Officer
Kimberley H. Monasterio                  Dated: January 27, 2000

FRANK H. ABBOTT, III*                    Trustee
Frank H. Abbott, III                     Dated: January 27, 2000

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated: January 27, 2000

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated: January 27, 2000

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated: January 27, 2000

EDITH E. HOLIDAY*                        Trustee
Edith E. Holiday                         Dated: January 27, 2000

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated: January 27, 2000

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated: January 27, 2000

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated: January 27, 2000


By:/s/ David P. Goss
       Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.            DESCRIPTION                                  LOCATION

EX-99.(a)(i)           Agreement and Declaration of Trust dated           *
                       January 22, 1991

EX-99.(a)(ii)          Certificate of Trust dated January 22,             *
                       1991

EX-99.(a)(iii)         Certificate of Amendment to the                    *
                       Certificate of Trust dated November 19,
                       1991

EX-99.(a)(iv)          Certificate of Amendment to the                    *
                       Certificate of Trust of Franklin
                       Strategic Series dated May 14, 1992

EX-99.(a)(v)           Certificate of Amendment of Agreement              *
                       and Declaration of Trust of Franklin
                       Strategic Series dated April 18, 1995

EX-99.(b)(i)           Amended and Restated By-Laws as of April           *
                       25, 1991

EX-99.(b)(ii)          Amendment to By-Laws dated October 27,             *
                       1994

EX-99.(d)(i)           Management Agreement between the                   *
                       Registrant, on behalf of Franklin Global
                       Health Care Fund, Franklin Small Cap
                       Growth Fund, Franklin Global Utilities
                       Fund, and Franklin Natural Resources
                       Fund, and Franklin Advisers, Inc., dated
                       February 24, 1992

EX-99.(d)(ii)          Management Agreement between the                   *
                       Registrant, on behalf of Franklin
                       Strategic Income Fund, and Franklin
                       Advisers, Inc., dated May 24, 1994

EX-99.(d)(iii)         Subadvisory Agreement between Franklin             *
                       Advisers, Inc., on behalf of the
                       Franklin Strategic Income Fund, and
                       Templeton Investment Counsel, Inc.,
                       dated May 24, 1994

EX-99.(d)(iv)          Amended and Restated Management                    *
                       Agreement between the Registrant, on
                       behalf of Franklin California Growth
                       Fund, and Franklin Advisers, Inc., dated
                       July 12, 1993

EX-99.(d)(v)           Management Agreement between the                   *
                       Registrant, on behalf of Franklin Blue
                       Chip Fund, and Franklin Advisers, Inc.,
                       dated February 13, 1996

EX-99.(d)(vi)          Management Agreement between the                   *
                       Registrant, on behalf of Franklin
                       Institutional MidCap Growth Fund (now
                       known as Franklin MidCap Growth Fund),
                       and Franklin Advisers, Inc., dated
                       January 1, 1996

EX-99.(d)(vii)         Amendment dated August 1, 1995 to the              *
                       Management Agreement between the
                       Registrant, on behalf of Franklin
                       California Growth Fund, and Franklin
                       Advisers, Inc., dated July 12, 1993

EX-99.(d)(viii)        Amendment dated August 1, 1995 to the              *
                       Management Agreement between the
                       Registrant, on behalf of Franklin Global
                       Health Care Fund, and Franklin Small Cap
                       Growth Fund, Franklin Global Utilities
                       Fund, and Franklin Natural Resources
                       Fund, and Franklin Advisers, Inc., dated
                       February 24, 1992

EX-99.(d)(ix)          Amendment dated August 1, 1995 to the              *
                       Management Agreement between the
                       Registrant on behalf of Franklin
                       Strategic Income Fund, and Franklin
                       Advisers, Inc., dated May 24, 1994

EX-99.(d)(x)           Management Agreement between the                   *
                       Registrant, on behalf of Franklin
                       Biotechnology Discovery Fund, and
                       Franklin Advisers, Inc., dated July 15,
                       1997

EX-99.(d)(xi)          Investment Advisory Agreement between              *
                       the Registrant, on behalf of Franklin
                       U.S. Long-Short Fund, and Franklin
                       Advisers, Inc. dated February 18, 1999

EX-99.(d)(xii)         Investment Advisory Agreement between              *
                       the Registrant, on behalf of Franklin
                       Large Cap Growth Fund, and Franklin
                       Advisers, Inc. dated May 18, 1999

EX-99.(d)(xiii)        Investment Advisory Agreement between              *
                       the Registrant, on behalf of Franklin
                       Aggressive Growth Fund, and Franklin
                       Advisers, Inc. dated May 18, 1999

EX-99.(e)(i)           Amended and Restated Distribution                  *
                       Agreement between the Registrant, on
                       behalf of all Series except Franklin
                       Strategic Income Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated April 23, 1995

EX-99.(e)(ii)          Amended and Restated Distribution                  *
                       Agreement between the Registrant, on
                       behalf of Franklin Strategic Income
                       Fund, and Franklin/Templeton
                       Distributors, Inc., dated March 29, 1995

EX-99.(e)(iii)         Forms of Dealer Agreements between                 *
                       Franklin/Templeton Distributors, Inc.,
                       and Securities Dealers dated March 1,
                       1998

EX-99.(e)(iv)          Amendment of Amended and Restated                  *
                       Distribution Agreement between the
                       Registrant on behalf of Franklin
                       Strategic Income Fund, and
                       Franklin/Templeton Distributors, Inc.
                       dated January 12, 1999

EX-99.(e)(v)           Amendment of Amended and Restated                  *
                       Distribution Agreement between the
                       Registrant on behalf of all series
                       except Franklin Strategic Income Fund
                       dated January 12, 1999

EX-99.(g)(i)           Master Custody Agreement between the               *
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(ii)          Terminal Link Agreement between the                *
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(iii)         Amendment dated May 7, 1997 to Master              *
                       Custody Agreement between Registrant and
                       Bank of New York dated February 16, 1996

EX-99.(g)(iv)          Amendment dated February 27, 1998 to               *
                       Master Custody Agreement between
                       Registrant and Bank of New York dated
                       February 16, 1996

EX-99.(g)(v)           Foreign Custody Manager Agreement                  *
                       between the Registrant and The Bank of
                       New York dated February 27, 1998

EX-99.(g)(vi)          Amendment dated September 16, 1999 to           Attached
                       Exhibit A of the Master Custody Agreement

EX-99.(h)(i)           Subcontract for Fund Administrative                *
                       Services dated October 1, 1996 and
                       Amendment thereto dated April 30, 1998
                       between Franklin Advisers, Inc. and
                       Franklin Templeton Services, Inc.

EX-99.(h)(ii)          Administration Agreement between the               *
                       Registrant, on behalf of Franklin
                       Biotechnology Discovery Fund, and
                       Franklin Templeton Services, Inc., dated
                       July 15, 1997

EX-99.(h)(iii)         Fund Administration Agreement between              *
                       the Registrant, on behalf of Franklin
                       U.S. Long-Short Fund, and Franklin
                       Templeton Services, Inc. dated February
                       18, 1999

EX-99.(h)(iv)          Fund Administration Agreement between              *
                       the Registrant, on behalf of Franklin
                       Large Cap Growth Fund, and Franklin
                       Templeton Services, Inc. dated May 18,
                       1999

EX-99.(h)(v)           Fund Administration Agreement between              *
                       the Registrant, on behalf of Franklin
                       Aggressive Growth Fund, and Franklin
                       Templeton Services, Inc. dated May 18,
                       1999

EX-99.(i)(i)           Opinion and consent of counsel dated               *
                       March 8, 1999

EX-99.(j)(i)           Consent of Independent Auditors                 Attached

EX-99.(l)(i)           Letter of Understanding for Franklin               *
                       California Growth Fund dated August 20,
                       1991

EX-99.(l)(ii)          Letter of Understanding for Franklin               *
                       Global Utilities Fund - Class II dated
                       April 12, 1995

EX-99.(l)(iii)         Letter of Understanding for Franklin               *
                       Natural Resources Fund dated June 5, 1995

EX-99.(l)(iv)          Letter of Understanding for Franklin               *
                       California Growth Fund - Class II dated
                       August 30, 1996

EX-99.(l)(v)           Letter of Understanding for Franklin               *
                       Global Health Care Fund dated August 30,
                       1996

EX-99.(l)(vi)          Letter of Understanding for Franklin               *
                       Blue Chip Fund dated May 24, 1996

EX-99.(l)(vii)         Letter of Understanding for Franklin               *
                       Biotechnology Discovery Fund dated
                       September 5, 1997

EX-99.(l)(viii)        Letter of Understanding for Franklin               *
                       U.S. Long-Short Fund dated March 11, 1999

EX-99.(l)(ix)          Letter of Understanding for Franklin               *
                       Large Cap Growth Fund dated June 4, 1999

EX-99.(l)(x)           Letter of Understanding for Franklin               *
                       Aggressive Growth Fund dated June 22,
                       1999

EX-99.(m)(i)           Amended and Restated Distribution Plan             *
                       between the Registrant, on behalf of
                       Franklin California Growth Fund,
                       Franklin Small Cap Growth Fund, Franklin
                       Global Health Care Fund and Franklin
                       Global Utilities Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated July 1, 1993

EX-99.(m)(ii)          Distribution Plan between the                      *
                       Registrant, on behalf of Franklin Global
                       Utilities Fund - Class II, and
                       Franklin/Templeton Distributors, Inc.,
                       dated March 30, 1995

EX-99.(m)(iii)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin Strategic Income Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated May 24, 1994

EX-99.(m)(iv)          Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of the Franklin Natural Resources Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated June 1, 1995

EX-99.(m)(v)           Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of the Franklin MidCap Growth Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated June 1, 1996

EX-99.(m)(vi)          Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of the Franklin Blue Chip Fund, and
                       Franklin/Templeton Distributors, Inc.,
                       dated May 28, 1996

EX-99.(m)(vii)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin Small Cap Growth Fund - Class
                       II, and Franklin/Templeton Distributors,
                       Inc., dated September 29, 1995

EX-99.(m)(viii)        Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin Biotechnology Discovery Fund,
                       and Franklin/Templeton Distributors,
                       Inc., dated September 15, 1997

EX-99.(m)(ix)          Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin California Growth Fund - Class
                       II, and Franklin Global Health Care Fund
                       - Class II, and Franklin/Templeton
                       Distributors, Inc., dated September 3,
                       1996

EX-99.(m)(x)           Distribution Plan pursuant to Rule 12b-1           *
                       between Registrant on behalf of Franklin
                       Strategic Income Fund - Class II, and
                       Franklin/Templeton Distributors, Inc.
                       dated February 26, 1998

EX-99.(m)(xi)          Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       California Growth Fund - Class B, and
                       Franklin/Templeton Distributors, Inc.
                       dated October 16, 1998

EX-99.(m)(xii)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of Franklin
                       Global Health Care Fund - Class B, and
                       Franklin/Templeton Distributors, Inc.
                       dated October 16, 1998

EX-99.(m)(xiii)        Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc.
                       dated October 16, 1998

EX-99.(m)(xiv)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of Franklin
                       Strategic Income Fund - Class B, and
                       Franklin/Templeton Distributors, Inc. dated
                       October 16, 1998

EX-99.(m)(xv)          Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of
                       Franklin U.S. Long-Short Fund and
                       Franklin/Templeton Distributors, Inc.
                       dated April 15, 1999

EX-99.(m)(xvi)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of Franklin
                       Large Cap Growth Fund - Class A and
                       Franklin/Templeton Distributors, Inc.
                       dated May 18, 1999

EX-99.(m)(xvii)        Distribution Plan pursuant to the Rule             *
                       12b-1 between the Registrant, on behalf
                       of Franklin Aggressive Growth Fund -
                       Class A and Franklin/Templeton
                       Distributors, Inc. dated May 18, 1999

EX-99.(m)(xviii)       Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of Franklin
                       Large Cap Growth Fund - Class B, and
                       Franklin/Templeton Distributors, Inc. dated
                       May 18, 1999

EX-99.(m)(xix)         Distribution Plan pursuant to Rule 12b-1           *
                       between the Registrant, on behalf of Franklin
                       Aggressive Growth Fund - Class B, and
                       Franklin/Templeton Distributors, Inc.
                       dated May 18, 1999

EX-99.(m)(xx)          Distribution Plan pursuant to Rule 12b-1          *
                       between the Registrant, on behalf of Franklin
                       Large Cap Growth Fund - Class C, and
                       Franklin/Templeton Distributors, Inc. dated
                       May 18, 1999

EX-99.(m)(xxi)         Distribution Plan pursuant to Rule 12b-1          *
                       between the Registrant, on behalf of Franklin
                       Aggressive Growth Fund - Class C, and
                       Franklin/Templeton Distributors, Inc.
                       dated May 18, 1999

EX-99.(m)(xxii)        Form of Distribution Plan pursuant to          Attached
                       Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund Class B, and
                       Franklin/Templeton Distributors, Inc.

EX-99.(m)(xxiii)       Form of Distribution Plan pursuant to          Attached
                       Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund Class C, and
                       Franklin/Templeton Distributors, Inc.

EX-99.(o)(i)           Multiple Class Plan for Franklin Global            *
                       Utilities Fund dated April 16, 1998

EX-99.(o)(ii)          Multiple Class Plan for Franklin                   *
                       California Growth Fund dated April 16,
                       1998

EX-99.(o)(iii)         Multiple Class Plan for Franklin Global            *
                       Health Care Fund dated April 16, 1998

EX-99.(o)(iv)          Multiple Class Plan for Franklin Small             *
                       Cap Growth Fund dated June 18, 1996

EX-99.(o)(v)           Multiple Class Plan for Franklin Natural           *
                       Resources Fund dated June 18, 1996

EX-99.(o)(vi)          Multiple Class Plan for Franklin                   *
                       Strategic Income Fund dated February 18,
                       1999

EX-99.(o)(vii)         Multiple Class Plan for Franklin Large             *
                       Cap Growth Fund dated May 18, 1999

EX-99.(o)(viii)        Multiple Class Plan for Franklin                   *
                       Aggressive Growth Fund dated May 18, 1999

EX-99.(o)(ix)          Form of Multiple Class Plan for Franklin        Attached
                       Blue Chip Fund

EX-99.(p)(i)           Power of Attorney for Franklin Strategic        Attached
                       Series dated January 20, 2000

EX-99.(p)(ii)          Certificate of Secretary dated January          Attached
                       27, 2000

*     Incorporated by reference